Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	4,565,700
Proposed Maximum Offering Price per Unit | $ / shares	6.66
Maximum Aggregate Offering Price	$ 30,407,562
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,199.28
Offering Note

(1)
The "Amount Registered" represents 4,565,700 shares of common stock, par value $0.001 per share (the "Common Stock"), of Gyre Therapeutics, Inc. reserved for issuance under the Gyre Therapeutics, Inc. 2023 Omnibus Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Plan. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are calculated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Capital Market on August 24, 2026.